COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties:

The Company received research and development grants from the OCS.

Until the end of 2012, the Company was participating in programs sponsored by the Israeli Government for the support of research and development activities. As part of this program the Company is obligated to pay royalties to the OCS, amounting to 3.5% of the sales of the sponsored products, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.

During December  2012, the Company recorded a liability for the early payment of $15,886 due to settlement with the Israeli Office of Chief Scientist (OCS), representing the full balance of the contingent liability related to grants received (including interest), which will be paid during 2013. Upon making this payment, the Company will eliminate all future royalty obligations related to its anticipated revenues. These expenses are included in the cost of revenues in the consolidated statement of operations.

For the years ended December 31, 2012, 2011 and 2010, the royalties expense paid and accrued, as part of the Company's cost of revenues, was $ 17,703 (including the settlement with the OCS), $ 2,746 and $ 2,015 respectively.

b.	Lease commitments:

In February 2006, the Company signed an agreement to rent offices for a period of seven years, starting July 2006. The rental expenses are $ 39 per month and a management fee of costs plus 15% of the expenses incurred by the building management company as stipulated in the lease agreement.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts. The lease expires on August 31, 2014. The Company's subsidiaries maintain smaller offices in China, Singapore, Japan, New Zealand, UK and various locations in Europe.

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2013 through 2015.

Operating leases (offices and motor vehicles) expense for the years ended December 31, 2012, 2011 and 2010 was $ 2,345, $ 2,415 and $ 1,676, respectively.

As of December 31, 2012, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2013	$1,814
2014	828
2015	517
2016	452
2017	456

Total	$4,067

c.	Lawsuit:

On May 1, 2007, a securities class action complaint, Brickman Investment Inc. v. Allot Communications Ltd. et al., was filed in the United States District Court for the Southern District of New York. At least three substantially similar complaints were filed in the same court after the original action was filed. We and certain of our directors and officers are named as defendants. The securities class action complaints alleged that the defendants violated Sections 11 and 15 of the Securities Act of 1933 by making false and misleading statements and omissions in our registration statement for our initial public offering in November 2006. The parties reached during 2010 an agreement in principle to settle this litigation. Pursuant to the terms of the agreement, the Company paid in 2011 to the plaintiffs, for the benefit of the class members, $ 1.3 million in cash, which was wholly funded by the Company's insurance carrier. Before 2011, the Company recorded a liability in its financial statements for the proposed amount of the settlement. In addition, because the insurance carrier has agreed to pay the entire settlement amount and recovery from the insurance carrier is probable, a receivable has also been recorded for the same amount. Accordingly, as of December 31, 2010, there was no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other. As of December 31, 2012 and 2011, no liability or asset appears in the Company's balance sheet.

d.	Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware warranty support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

e.	Purchase commitments: At December 31, 2012, the Company had approximately $ 3,401 non-cancelable purchase commitments with its suppliers.